Revenue - Schedule of Reconciliation of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets
Contract Assets
Beginning balance asset	$ 46,049	$ 28,656
Contract asset additions	133,756	19,634
Amounts transferred to trade receivables	(88,564)	(2,412)
Foreign currency adjustment	(1,227)	171
Ending balance asset	90,014	46,049
Contract Liabilities
Foreign currency adjustment	(1,227)	171
Contract Liabilities
Contract Assets
Foreign currency adjustment	(4,213)	3,147
Contract Liabilities
Beginning balance liabilities	132,444	93,932
Derecognition of contract liability	(331)	(42,089)
Customer prepayments	51,255	100,555
Revenue recognized	(82,454)	(23,101)
Foreign currency adjustment	(4,213)	3,147
Ending balance liabilities	$ 96,701	$ 132,444